Quarterly Information (Unaudited)	12 Months Ended
Sep. 30, 2011
Quarterly Information (Unaudited) [Abstract]
Quarterly Information (Unaudited)
Note P: Quarterly Information (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
Year Ended September 30, 2011
Total revenues	$218,826	$213,254	$203,152	$234,085
Net revenues	134,232	130,950	122,997	146,759
Net income	27,429	31,838	26,527	36,365

Earnings per common share:
Basic	$0.55	$0.64	$0.53	$0.73
Diluted	$0.55	$0.63	$0.53	$0.72

Year Ended September 30, 2010
Total revenues	$184,751	$176,584	$173,542	$198,168
Net revenues	112,931	109,705	104,804	120,039
Net income	25,707	23,773	19,962	27,852

Earnings per common share:
Basic	$0.53	$0.49	$0.41	$0.57
Diluted	$0.52	$0.48	$0.40	$0.56